PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Computer equipment [Member] CNY	Dec. 31, 2011 Computer equipment [Member] CNY	Dec. 31, 2012 Furniture and office equipment [Member] CNY	Dec. 31, 2011 Furniture and office equipment [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2012 Purchased software [Member] CNY	Dec. 31, 2011 Purchased software [Member] CNY	Dec. 31, 2012 Capitalized software development costs [Member] CNY	Dec. 31, 2011 Capitalized software development costs [Member] CNY	Dec. 31, 2010 Capitalized software development costs [Member] CNY	Dec. 31, 2012 Software development projects in progress [Member] CNY	Dec. 31, 2011 Software development projects in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					79,251,862	55,602,672	9,473,470	7,806,643	11,342,046	7,737,400	31,855,569	27,659,057	60,764,100	45,585,121		1,046,110	302,442
Less: accumulated depreciation and amortization		(121,370,971)	(100,463,597)										(11,530,416)	(9,818,104)	(7,716,376)
Property and equipment, net (note 5)	11,614,932	72,362,186	44,229,738										21,210,566	17,108,334
Depreciation expense	$ 4,323,336	26,934,818	21,286,199	19,384,294